S000004354 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	294 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.79%
NYSE Semiconductor Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	41.22%	20.44%	27.88%
iShares Semiconductor ETF
Prospectus [Line Items]
Average Annual Return, Percent		40.71%	19.94%	27.28%
Performance Inception Date					Jul. 10, 2001
iShares Semiconductor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		40.47%	19.70%	26.96%
iShares Semiconductor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.21%	16.23%	24.01%

[1]	The NYSE Semiconductor Index (Spliced) reflects the performance of the PHLX Semiconductor Sector Index through June 20, 2021 and the NYSE Semiconductor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.